Revenue from Contracts with Customers - Significant Changes in Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	6 Months Ended
	Dec. 31, 2018	Jul. 01, 2018
Disaggregation of Revenue [Line Items]
Contract assets, beginning balance	$ 9
Contract liabilities, beginning balance	0
Contract assets (liabilities), net, beginning balance	9
Decrease due to amortization of revenue that was included in the beginning contract liability balance	0
Increase due to cash received against contract assets recognized at July 2, 2018 (Successor)	(9)
Increase due to cash received, excluding amounts recognized as revenue	(21)
Decrease due to recognized during the period but contingent on future performance	1
Fresh start adjustment	0
Contract assets, ending balance	1	$ 9
Contract liabilities, ending balance	(21)	0
Contract assets (liabilities), net, ending balance	(20)	9
Predecessor
Disaggregation of Revenue [Line Items]
Contract assets, beginning balance	9	7
Contract liabilities, beginning balance	0	(55)
Contract assets (liabilities), net, beginning balance	$ 9	(48)
Decrease due to amortization of revenue that was included in the beginning contract liability balance		25
Increase due to cash received, excluding amounts recognized as revenue		(9)
Decrease due to recognized during the period but contingent on future performance		9
Fresh start adjustment		32
Contract assets, ending balance		9
Contract liabilities, ending balance		0
Contract assets (liabilities), net, ending balance		$ 9